Machinery and Equipment, net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Machinery and Equipment, Net
	September 30, 2023	December 31, 2022
Machinery and equipment	$2,022	$1,518
Accumulated depreciation	(891)	(631)
Machinery and equipment, net	$1,131	$887

As of December 31, 2022 and 2021, machinery and equipment, net, was comprised of the following (in thousands):

	December 31, 2022	December 31, 2021
Machinery and equipment	$1,518	$887
Accumulated depreciation	(631)	(390)
Machinery and equipment, net	$887	$497